Contractual Maturities on Finance Lease Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Capital Leases of Lessor [Abstract]
Contractual maturities, 2015	$ 4,294
Contractual maturities, 2016	1,048
Total	$ 5,342